Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Facsimile: (215) 988-2757

www.faegredrinker.com

December 9, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calamos Aksia Private Equity and Alternatives Fund Registration Statement on Form N-2

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 of the Calamos Aksia Private Equity and Alternatives Fund (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended, and the applicable rules thereunder. Also being filed concurrently with the Registration Statement is the Notification of Registration on Form N-8A filed pursuant to Section 8(a) under the 1940 Act.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-3328 or, in my absence, to Joshua M. Lindauer at (212) 248-3298.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer